FINANCIAL INSTRUMENTS - Debt and Equity Securities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt and Marketable Equity Securities
Debt securities - noncurrent, Adjusted Cost		$ 8	$ 5
Debt securities - noncurrent, Gross Unrealized Gains		3	3
Debt securities - noncurrent, Fair Value		11	8
Available-for-sale equity investments, Adjusted Cost		1	3
Available-for-sale equity investments, Gross Unrealized Gains		3	5
Available-for-sale equity investments, Gross Unrealized Losses		0	0
Available-for-sale equity investments, Fair Value		4	7
Sales of debt and available-for-sale equity investments
Proceeds		7	151	$ 8
Gross realized gains (before taxes)		3	3	1
Gross realized losses (before taxes)		2	37	1
Unrealized holding gains/(losses) on available-for-sale debt and marketable equity securities
Net unrealized gains/(losses) arising during the period		0	(23)
Net unrealized (gains)/losses reclassified to net income		1	21
Writedowns included in net income for the period		$ 0	$ 0
Maximum contractual maturities of substantially all available-for-sale debt securities		1 year
Lenovo's common stock
Debt and Marketable Equity Securities
Available-for-sale equity investments, Adjusted Cost				185
Other-than-temporary impairment loss				$ 86
Sales of debt and available-for-sale equity investments
Gross realized losses (before taxes)	$ 37